Goodwill and Intangible Assets - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) - USD ($) $ in Millions	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 142.9
2023	126.9
2024	112.5
2025	90.4
2026	83.3
2027 and thereafter	250.9
Total	$ 806.9	$ 326.3	$ 248.3